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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1301 Second Avenue, Suite 2850
         Seattle, WA 98101


Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles F. Pollnow IV

Title:   Manager of Triple Frond Partners LLC

Phone:   206-332-1215

Signature, Place, and Date of Signing:

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
     /s/ Charles F. Pollnow IV                Seattle, WA              January 13 , 2012
      _______________________           ________________________    _______________________
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager: None.

List of Other Included Managers:

    No.    Form 13F File Number         Name

    1      28-13332                     Hawk Hill Capital Partners, LP

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 268,688
                                          (thousands)

                                      2-

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                          FORM 13F INFORMATION TABLE

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
                                                                                         VOTING AUTHORITY
                 TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER    CLASS       CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------  ---------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
COCA COLA
  ENTERPRISES
  INC.......... COM        19122 T10 9  27,430  1,064,000 SH          SOLE       1     1,064,000
CRH P L C...... SPON ADR   12626K 20 3  11,297    569,965 SH          SOLE       1       569,965
DIAGEO P L C... SPON ADR    25243Q20 5  25,789    295,000 SH          SOLE       1       295,000
EMBOTELLADORA
  ANDINA S A... SPON ADR A 29081P 20 4   8,529    414,624 SH          SOLE       1       414,624
GRIFOLS S A.... SPON ADR   398438 30 9  27,482  4,969,600 SH          SOLE       1     4,969,600
HCC INS HLDGS
  INC.......... COM        404132 10 2  37,400  1,360,000 SH          SOLE       1     1,360,000
HEWLETT-
  PACKARD CO... COM        428236 10 3  15,404    598,000 SH          SOLE       1       598,000
MCGRATH
  RENTCORP..... COM        580589 10 9   2,668     92,020 SH          SOLE       1        92,020
PROGRESSIVE
  CORP OHIO.... COM        743315 10 3  36,581  1,875,000 SH          SOLE       1     1,875,000
RENAISSANCERE
  HOLDING
  LTD.......... COM         G7496G 103  21,790    293,000 SH          SOLE       1       293,000
RYANAIR
  HOLDINGS
  PLC.......... SPON ADR   783513 10 4   2,191     78,645 SH          SOLE       1        78,645
TIME WARNER
  CABLE INC.... COM        88732J 20 7  52,127    820,000 SH          SOLE       1       820,000
                                       268,688
                                       -------